SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Contract Assets and Liabilities	The following table summarized the opening and closing balances in contract assets and liabilities:

	Contract assets	Contract liabilities*
Balance as of April 1, 2024	$—	$600,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	1,200,000	(476,863)
Balance as of March 31, 2025	1,200,000	123,137
Net change to contract balance recognized since beginning of the period due to recognition of revenue and amounts billed	(569,155)	—
Balance as of September 30, 2025	$630,845	$123,137

*	Contract liabilities were included within the accrued expenses and other current liabilities.